CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Revenue	$ 1,710,970,706	$ 2,466,504,041	$ 2,207,966,313
Lease Income	34,792,485	16,128,771	9,584,972
Total revenue	1,745,763,191	2,482,632,812	2,217,551,285
Cost of revenue:
Cost of real estate lease income	(36,122,097)	(12,757,251)	(9,348,616)
Total cost of revenue	(1,453,296,443)	(1,922,323,191)	(1,602,072,983)
Gross profit	292,466,748	560,309,621	615,478,302
Selling and distribution expenses	(66,886,148)	(86,760,620)	(83,591,651)
General and administrative expenses	(154,176,673)	(163,686,999)	(156,456,170)
Gain on disposal of property held for lease	82,805,785
Impairment loss on goodwill	(6,400,262)
Operating income	147,809,450	309,862,002	375,430,481
Interest income	33,405,610	51,493,595	31,225,694
Interest expense	(129,487,405)	(113,775,360)	(99,245,696)
Net loss on debt extinguishment	(1,843,306)	(8,580,510)	(21,443,949)
(Loss) / gain on short-term investments	5,052,944	1,451,200	(2,256,890)
Share of (loss)/gain in equity investee	17,028,301	(5,416,471)	(9,374,451)
Exchange loss	(3,093,907)	(7,376,009)	(25,677,654)
Other income/ (loss)	(1,296,377)	5,848,727	1,741,732
Income from operations before income taxes	67,575,310	233,507,174	250,399,267
Income taxes	(135,059,190)	(150,478,372)	(144,447,247)
Net income /(loss)	(67,483,880)	83,028,802	105,952,020
Net income attributable to non-controlling interest	(13,557,028)	(14,684,275)	(32,917,471)
Net income /(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ (81,040,908)	$ 68,344,527	$ 73,034,549
Earnings per share:
Basic	$ (0.75)	$ 0.60	$ 0.57
Diluted	$ (0.75)	$ 0.60	$ 0.57
Shares used in computation:
Basic	107,558,506	113,482,239	127,129,478
Diluted	107,569,181	114,100,896	129,140,830
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	$ 94,386,918	$ (21,079,940)	$ (59,759,616)
Comprehensive income	26,903,038	61,948,862	46,192,404
Comprehensive income attributable to non-controlling interest	(40,671,816)	(13,649,162)	(32,505,770)
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	(13,768,778)	48,299,700	13,686,634
Real Estate Sales [Member]
Revenue:
Revenue	1,604,891,939	2,387,031,568	2,139,370,792
Cost of revenue:
Cost of revenue	(1,351,980,826)	(1,851,819,293)	(1,543,974,061)
Real estate management services income [Member]
Revenue:
Revenue	91,208,307	67,488,169	63,447,420
Cost of revenue:
Cost of revenue	(55,437,978)	(40,889,231)	(44,619,783)
Other revenue [Member]
Revenue:
Revenue	14,870,460	11,984,304	5,148,101
Cost of revenue:
Cost of revenue	$ (9,755,542)	$ (16,857,416)	$ (4,130,523)